UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21318

Name of Fund: Corporate High Yield Fund VI, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.9%    $ 3,150,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(h)                        $   3,693,375
                                2,950,000   DRS Technologies, Inc., 6.875% due 11/01/2013                                 2,891,000
                                1,600,000   Esterline Technologies Corp., 7.75% due 6/15/2013                             1,640,000
                                1,300,000   K&F Acquisition, Inc., 7.75% due 11/15/2014                                   1,319,500
                                  950,000   L-3 Communications Corp., 7.625% due 6/15/2012                                  969,000
                                2,200,000   L-3 Communications Corp., 6.375% due 10/15/2015                               2,079,000
                                2,220,000   L-3 Communications Corp., 3% due 8/01/2035 (a)(h)                             2,153,400
                                1,200,000   Sensata Technologies B.V., 8% due 5/01/2014 (a)                               1,182,000
                                2,875,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                             2,530,000
                                2,850,000   Transdigm, Inc., 8.375% due 7/15/2011                                         3,028,125
                                3,200,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                            3,008,000
                                                                                                                      -------------
                                                                                                                         24,493,400
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.6%                 3,650,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                          3,657,595
                                3,286,269   Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018               3,075,901
                                   51,961   Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009                 49,135
                                1,186,823   Continental Airlines, Inc. Series 2001-1 Class  C, 7.033% due 12/15/2012      1,156,809
                                                                                                                      -------------
                                                                                                                          7,939,440
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.7%               3,800,000   Autonation, Inc., 7.045% due 4/15/2013 (a)(c)                                 3,838,000
                                2,400,000   Autonation, Inc., 7% due 4/15/2014 (a)                                        2,388,000
                                  950,000   General Motors Acceptance Corp., 7.25% due 3/2/2011                             906,366
                                1,599,000   Metaldyne Corp., 10% due 11/01/2013                                           1,535,040
                                                                                                                      -------------
                                                                                                                          8,667,406
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.8%             2,800,000   Allbritton Communications Co., 7.75% due 12/15/2012                           2,803,500
                                3,175,000   CMP Susquehanna Corp., 9.875% due 5/15/2014 (a)                               3,087,687
                                1,925,000   Nexstar Finance, Inc., 7% due 1/15/2014                                       1,797,469
                                4,750,000   Paxson Communications Corp., 8.318% due 1/15/2012 (a)(c)                      4,845,000
                                4,075,000   Salem Communications Corp., 7.75% due 12/15/2010                              4,075,000
                                2,550,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012                              2,610,563
                                3,200,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            3,024,000
                                1,875,000   Xm Satellite Radio, Inc., 9.75% due 5/01/2014 (a)                             1,743,750
                                                                                                                      -------------
                                                                                                                         23,986,969
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.6%    1,325,000   New Skies Satellites NV, 10.414% due 11/01/2011 (c)                           1,368,063
                                1,600,000   New Skies Satellites NV, 9.125% due 11/01/2012                                1,712,000
                                                                                                                      -------------
                                                                                                                          3,080,063
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 10.1%            1,300,000   Adelphia Communications Corp., 6% due 2/15/2006 (b)(h)(m)                        13,000
                                3,075,000   CCH I LLC, 11% due 10/01/2015                                                 2,644,500
                                3,750,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                             3,768,750
                                4,125,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                          4,083,750
                                3,500,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010                  3,491,250
                                3,175,000   Inmarsat Finance Plc, 7.625% due 6/30/2012                                    3,238,500
                                4,200,000   Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (c)                4,257,750
                                3,475,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                    3,518,437
                                1,019,000   Loral Spacecom Corp., 14% due 10/15/2015 (f)                                  1,192,230
                                4,000,000   Mediacom Broadband LLC, 11% due 7/15/2013                                     4,220,000
                                3,900,000   Mediacom LLC, 9.50% due 1/15/2013                                             3,919,500
                                3,459,000   PanAmSat Corp., 9% due 8/15/2014                                              3,588,713
                                1,625,000   PanAmSat Holding Corp., 9.906% due 11/01/2014 (l)                             1,182,188
                                3,150,000   Quebecor Media, Inc., 7.75% due 3/15/2016 (a)                                 3,197,250
                                5,050,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (a)                         4,760,600
                                3,100,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (a)                      3,464,250
                                                                                                                      -------------
                                                                                                                         50,540,668
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.3%              $ 2,459,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                  $   2,698,752
                                2,405,000   Huntsman International, LLC, 10.125% due 7/01/2009                            2,447,087
                                2,550,000   Innophos, Inc., 8.875% due 8/15/2014                                          2,594,625
                                4,750,000   Millennium America, Inc., 9.25% due 6/15/2008                                 4,922,187
                                1,900,000   Nalco Co., 7.75% due 11/15/2011                                               1,904,750
                                1,900,000   Nalco Co., 8.875% due 11/15/2013                                              1,954,625
                                1,493,000   Nalco Finance Holdings, Inc., 9.151% due 2/01/2014 (l)                        1,151,476
                                3,175,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (c)                               3,198,813
                                3,750,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                                  4,003,125
                                1,825,000   Unifi, Inc., 11.50% due 5/15/2014 (a)                                         1,825,000
                                                                                                                      -------------
                                                                                                                         26,700,440
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%      2,125,000   Sealy Mattress Co., 8.25% due 6/15/2014                                       2,210,000
                                  950,000   Simmons Bedding Co., 7.875% due 1/15/2014                                       923,875
                                1,200,000   Tempur-Pedic, Inc., 10.25% due 8/15/2010                                      1,272,000
                                                                                                                      -------------
                                                                                                                          4,405,875
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                      2,025,000   American Greetings Corp., 7.375% due 6/01/2016                                2,055,375
Non-Durables - 5.7%             3,825,000   Chattem, Inc., 7% due 3/01/2014                                               3,767,625
                                4,825,000   Church & Dwight Co., Inc., 6% due 12/15/2012                                  4,583,750
                                5,725,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                                  5,496,000
                                2,525,000   Levi Strauss & Co., 9.74% due 4/01/2012 (c)                                   2,610,219
                                3,200,000   Levi Strauss & Co., 8.875% due 4/01/2016 (a)                                  3,144,000
                                3,150,000   Quiksilver, Inc., 6.875% due 4/15/2015                                        2,976,750
                                3,475,000   Samsonite Corp., 8.875% due 6/01/2011                                         3,622,688
                                                                                                                      -------------
                                                                                                                         28,256,407
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.5%        4,800,000   CBD Media, Inc., 8.625% due 6/01/2011                                         4,812,000
                                2,525,000   Cadmus Communications Corp., 8.375% due 6/15/2014                             2,531,312
                                3,675,000   CanWest Media, Inc., 8% due 9/15/2012                                         3,702,563
                                2,256,000   Dex Media West LLC, 9.875% due 8/15/2013                                      2,459,040
                                4,350,000   Houghton Mifflin Co., 8.25% due 2/01/2011                                     4,458,750
                                2,525,000   Houghton Mifflin Co., 12.031% due 5/15/2011 (a)(c)                            2,496,594
                                5,328,000   Liberty Media Corp., 0.75% due 3/30/2023 (h)                                  5,634,360
                                1,200,000   RH Donnelley Corp., 6.875% due 1/15/2013 (a)                                  1,098,000
                                2,400,000   RH Donnelley Corp., 8.875% due 1/15/2016 (a)                                  2,412,000
                                2,275,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (a)                       2,081,625
                                2,250,000   Six Flags, Inc., 9.625% due 6/01/2014                                         2,221,875
                                2,850,000   Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (c)                2,942,625
                                5,474,000   Yell Finance BV, 9.788% due 8/01/2011 (l)                                     5,790,835
                                                                                                                      -------------
                                                                                                                         42,641,579
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &          2,575,000   Belden & Blake Corp., 8.75% due 7/15/2012                                     2,632,937
Production - 4.6%               2,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (a)                              2,531,250
                                4,750,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                        4,631,250
                                3,150,000   Encore Acquisition Co., 6.25% due 4/15/2014                                   2,890,125
                                4,125,000   Exco Resources, Inc., 7.25% due 1/15/2011                                     4,021,875
                                  325,000   Plains Exploration & Production Co., 7.125% due 6/15/2014                       320,938
                                4,250,000   Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012             4,441,250
                                1,625,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016                             1,551,875
                                                                                                                      -------------
                                                                                                                         23,021,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.3%           1,750,000   Copano Energy LLC, 8.125% due 3/01/2016 (a)                                   1,776,250
                                3,975,000   Dresser, Inc., 9.375% due 4/15/2011                                           4,114,125
                                  650,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                      622,375
                                3,825,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                                   3,901,500
                                3,200,000   Ocean RIG ASA, 8.99% due 4/04/2011                                            3,184,000
                                1,100,000   PHI, Inc., 7.125% due 4/15/2013 (a)                                           1,072,500
                                3,700,000   SemGroup LP, 8.75% due 11/15/2015 (a)                                         3,755,500

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 3,200,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                      $   3,024,000
                                                                                                                      -------------
                                                                                                                         21,450,250
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                1,725,000   Saxon Capital, Inc., 12% due 5/01/2014 (a)                                    1,759,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.2%                725,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (a)                             786,625
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.9%           1,300,000   AmeriQual Group LLC, 9.25% due 4/01/2012 (a)                                  1,345,500
                                1,075,000   Constellation Brands, Inc., 8.125% due 1/15/2012                              1,104,562
                                4,800,000   Cott Beverages USA, Inc., 8% due 12/15/2011                                   4,812,000
                                3,866,000   Del Monte Corp., 8.625% due 12/15/2012                                        4,030,305
                                  975,000   Michael Foods, Inc., 8% due 11/15/2013                                          972,562
                                2,200,000   National Beef Packing Co. LLC, 10.50% due 8/01/2011                           2,211,000
                                                                                                                      -------------
                                                                                                                         14,475,929
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 10.1%                  5,175,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                        5,472,562
                                2,425,000   CCM Merger, Inc., 8% due 8/01/2013 (a)                                        2,328,000
                                2,200,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                             2,304,500
                                1,675,000   Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(c)           1,750,375
                                  875,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (a)                914,375
                                2,775,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                  2,969,250
                                1,875,000   Isle of Capri Casinos, Inc., 9% due 3/15/2012                                 1,978,125
                                  625,000   Isle of Capri Casinos, Inc., 7% due 3/01/2014                                   606,250
                                2,425,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (a)          2,400,750
                                2,575,000   MGM Mirage, 9.75% due 6/01/2007                                               2,661,906
                                1,150,000   MGM Mirage, 6.75% due 4/01/2013 (a)                                           1,122,687
                                1,575,000   Mirage Resorts, Inc., 6.75% due 2/01/2008                                     1,590,750
                                3,150,000   Penn National Gaming, Inc., 6.875% due 12/01/2011                             3,126,375
                                3,950,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                            4,157,375
                                4,200,000   Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009            4,578,000
                                1,575,000   San Pasqual Casino, 8% due 9/15/2013 (a)                                      1,582,875
                                1,900,000   Station Casinos, Inc., 6.50% due 2/01/2014                                    1,814,500
                                2,225,000   Station Casinos, Inc., 6.625% due 3/15/2018                                   2,069,250
                                4,750,000   Trump Entertainment Resorts, Inc., 8.50% due 6/01/2015                        4,655,000
                                2,825,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                     2,680,219
                                                                                                                      -------------
                                                                                                                         50,763,124
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 9.6%              1,000,000   Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (a)                        997,500
                                1,925,000   Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                         1,915,375
                                3,150,000   Cubist Pharmaceuticals, Inc., 5.50% due 11/01/2008 (h)                        3,220,875
                                5,775,000   DaVita, Inc., 7.25% due 3/15/2015                                             5,630,625
                                3,175,000   Elan Finance Plc, 9.17% due 11/15/2011 (c)                                    3,214,687
                                3,175,000   HCA, Inc., 5.50% due 12/01/2009                                               3,074,200
                                3,500,000   Mylan Laboratories, Inc., 5.75% due 8/15/2010                                 3,395,000
                                  900,000   Mylan Laboratories, Inc., 6.375% due 8/15/2015                                  868,500
                                2,300,000   Select Medical Corp., 7.625% due 2/01/2015                                    2,052,750
                                3,175,000   Select Medical Corp., 10.82% due 9/15/2015 (a)(c)                             2,992,438
                                1,575,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                                  1,602,563
                                3,175,000   Triad Hospitals, Inc., 7% due 5/15/2012                                       3,147,219
                                4,275,000   U.S. Oncology, Inc., 9% due 8/15/2012                                         4,478,063
                                1,575,000   VWR International, Inc., 8% due 4/15/2014                                     1,582,875
                                3,175,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                        3,254,375
                                6,325,000   Ventas Realty LP, 6.75% due 6/01/2010                                         6,348,719
                                                                                                                      -------------
                                                                                                                         47,775,764
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.4%                $ 2,350,000   Building Materials Corp. of America, 8% due 10/15/2007                    $   2,367,625
                                8,850,000   Building Materials Corp. of America, 8% due 12/01/2008                        8,949,562
                                4,425,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                           4,513,500
                                1,600,000   Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (c)                    1,620,000
                                2,225,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                       2,180,500
                                3,175,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                    2,992,438
                                3,350,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (a)                          3,274,625
                                1,150,000   Texas Industries, Inc., 7.25% due 7/15/2013                                   1,173,000
                                                                                                                      -------------
                                                                                                                         27,071,250
-----------------------------------------------------------------------------------------------------------------------------------
Information                     2,340,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                            2,416,050
Technology - 7.2%               2,200,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                                2,158,750
                                1,575,000   American Media Operations, Inc. Series B, 10.25% due 5/01/2009                1,437,187
                                2,792,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (h)                          3,238,720
                                3,500,000   Freescale Semiconductor, Inc., 7.818% due 7/15/2009 (c)                       3,570,000
                                2,700,000   MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (c)                         2,679,750
                                1,600,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                                 1,392,000
                                3,130,000   Quantum Corp., 4.375% due 8/01/2010 (h)                                       2,926,550
                                3,875,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (a)                          4,063,906
                                2,625,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(c)                       2,762,813
                                1,625,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015 (a)                          1,698,125
                                  650,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (a)                             612,625
                                1,925,000   UGS Corp., 10% due 6/01/2012                                                  2,088,625
                                4,875,000   Viasystems, Inc., 10.50% due 1/15/2011                                        4,923,750
                                                                                                                      -------------
                                                                                                                         35,968,851
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.8%                  2,425,000   FelCor Lodging LP, 8.50% due 6/01/2011                                        2,594,750
                                4,650,000   FelCor Lodging LP, 9.57% due 6/01/2011 (c)                                    4,795,312
                                1,575,000   Host Marriott LP, 6.75% due 6/01/2016 (a)                                     1,529,719
                                                                                                                      -------------
                                                                                                                          8,919,781
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.5%            3,500,000   CPI Holdco, Inc., 10.561% due 2/01/2015 (c)                                   3,605,000
                                3,175,000   Chart Industries, Inc., 9.125% due 10/15/2015 (a)                             3,365,500
                                5,800,000   EaglePicher Inc., 9.75% due 9/01/2013 (b)                                     3,842,500
                                3,200,000   Invensys Plc, 9.875% due 3/15/2011 (a)                                        3,472,000
                                1,600,000   Mueller Group, Inc., 10% due 5/01/2012                                        1,748,000
                                1,250,000   Rexnord Corp., 10.125% due 12/15/2012                                         1,387,500
                                1,575,000   Superior Essex Communications LLC, 9% due 4/15/2012                           1,610,438
                                3,875,000   Trimas Corp., 9.875% due 6/15/2012                                            3,700,625
                                                                                                                      -------------
                                                                                                                         22,731,563
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.1%            3,250,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                   3,266,250
                                3,775,000   Indalex Holding Corp., 11.50% due 2/01/2014 (a)                               3,963,750
                                3,450,000   Novelis, Inc., 7.75% due 2/15/2015                                            3,294,750
                                                                                                                      -------------
                                                                                                                         10,524,750
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.6%                3,475,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                               3,544,500
                                4,750,000   Owens-Brockway, 8.875% due 2/15/2009                                          4,904,375
                                1,575,000   Owens-Brockway, 8.25% due 5/15/2013                                           1,590,750
                                2,775,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (a)                       2,795,813
                                                                                                                      -------------
                                                                                                                         12,835,438
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.4%                    3,200,000   Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (c)                          3,208,000
                                3,175,000   Boise Cascade LLC, 7.943% due 10/15/2012 (c)                                  3,190,875
                                4,475,000   Bowater, Inc., 8.329% due 3/15/2010 (c)                                       4,519,750
                                4,775,000   Domtar, Inc., 7.125% due 8/15/2015                                            4,154,250
                                1,675,000   Graphic Packaging International Corp., 8.50% due 8/15/2011                    1,687,562
                                2,825,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                    2,839,125
                                3,400,000   JSG Funding Plc, 9.625% due 10/01/2012                                        3,544,500
                                2,400,000   NewPage Corp., 11.399% due 5/01/2012 (c)                                      2,610,000

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 2,375,000   NewPage Corp., 12% due 5/01/2013                                          $   2,541,250
                                3,775,000   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                        3,756,125
                                                                                                                      -------------
                                                                                                                         32,051,437
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.8%                   4,150,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                                   3,859,500
                                2,225,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (a)                              2,316,781
                                2,575,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (a)                         2,710,188
                                                                                                                      -------------
                                                                                                                          8,886,469
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.3%                  2,550,000   Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (a)(c)                       2,588,250
                                  900,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (a)                            904,500
                                4,475,000   Corrections Corp. of America, 7.50% due 5/01/2011                             4,519,750
                                2,825,000   Dycom Industries, Inc., 8.125% due 10/15/2015                                 2,881,500
                                1,875,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                                  1,945,312
                                  750,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010                                753,750
                                3,175,000   Mac-Gray Corp., 7.625% due 8/15/2015                                          3,238,500
                                4,450,000   Service Corp. International, 8% due 6/15/2017 (a)                             4,227,500
                                5,475,000   United Rentals North America, Inc., 7.75% due 11/15/2013                      5,365,500
                                4,775,000   Waste Services, Inc., 9.50% due 4/15/2014                                     4,906,313
                                                                                                                      -------------
                                                                                                                         31,330,875
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                    3,175,000   Chaparral Steel Co., 10% due 7/15/2013                                        3,532,187
                                  700,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                        745,500
                                                                                                                      -------------
                                                                                                                          4,277,687
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.2%       2,226,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (h)                            2,078,528
                                1,025,000   ADC Telecommunications, Inc., 5.795% due 6/15/2013 (c)(h)                       995,531
                                3,730,000   Eircom Funding Plc, 8.25% due 8/15/2013                                       4,000,425
                                4,900,000   LCI International, Inc., 7.25% due 6/15/2007                                  4,924,500
                                3,600,000   Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (a)                   3,717,000
                                  650,000   Qwest Communications International, Inc., 7.50% due 2/15/2014                   643,500
                                2,300,000   Qwest Corp., 8.579% due 6/15/2013 (c)                                         2,481,125
                                  875,000   Qwest Corp., 7.625% due 6/15/2015                                               890,313
                                1,450,000   Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (c)                   1,471,750
                                                                                                                      -------------
                                                                                                                         21,202,672
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.7%           1,175,000   OMI Corp., 7.625% due 12/01/2013                                              1,169,125
                                2,250,000   Teekay Shipping Corp., 8.875% due 7/15/2011                                   2,418,750
                                                                                                                      -------------
                                                                                                                          3,587,875
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 10.0%                 4,000,000   The AES Corp., 9.375% due 9/15/2010                                           4,330,000
                                  100,000   The AES Corp., 8.75% due 5/15/2013 (a)                                          108,000
                                3,200,000   Aquila, Inc., 7.625% due 11/15/2009                                           3,324,000
                                3,018,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (h)                    3,365,070
                                3,350,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (a)                               3,333,250
                                3,529,000   ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011                3,652,278
                                4,025,000   Edison Mission Energy, 7.50% due 6/15/2013 (a)                                3,984,750
                                3,900,000   Mirant North America LLC, 7.375% due 12/31/2013 (a)                           3,851,250
                                2,550,000   NRG Energy, Inc., 7.25% due 2/01/2014                                         2,550,000
                                2,350,000   NRG Energy, Inc., 7.375% due 2/01/2016                                        2,352,938
                                  622,000   Nevada Power Co., 9% due 8/15/2013                                              679,856
                                2,400,000   Nevada Power Co. Series A, 8.25% due 6/01/2011                                2,591,090
                                1,024,000   Nevada Power Co. Series E, 10.875% due 10/15/2009                             1,095,864
                                4,750,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                     4,797,500
                                3,825,000   Sierra Pacific Power Co. Series A, 8% due 6/01/2008                           3,949,274
                                  775,000   Sierra Pacific Resources, 8.625% due 3/15/2014                                  834,814
                                1,650,000   Southern Natural Gas Co., 8.875% due 3/15/2010                                1,746,674
                                3,349,885   Tenaska Alabama Partners LP, 7% due 6/30/2021 (a)                             3,302,146
                                                                                                                      -------------
                                                                                                                         49,848,754
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                      $ 2,675,000   Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013              $   2,882,312
Communications - 4.4%           2,050,000   Dobson Communications Corp., 9.318% due 10/15/2012 (c)                        2,070,500
                                3,800,000   IWO Holdings, Inc., 8.813% due 1/15/2012 (c)                                  3,942,500
                                1,875,000   Rogers Wireless Communications, Inc., 8.454% due 12/15/2010 (c)               1,933,594
                                  250,000   Rogers Wireless Communications, Inc., 8% due 12/15/2012                         257,188
                                5,250,000   Rogers Wireless Communications, Inc., 6.375% due  3/01/2014                   5,000,625
                                1,600,000   Rural Cellular Corp., 9.41% due 3/15/2010 (c)                                 1,632,000
                                3,125,000   Rural Cellular Corp., 8.25% due 3/15/2012                                     3,218,750
                                  950,000   Rural Cellular Corp., 8.25% due 3/15/2012 (a)                                   978,500
                                                                                                                      -------------
                                                                                                                         21,915,969
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds (Cost - $672,779,671) - 134.5%                        671,898,310
-----------------------------------------------------------------------------------------------------------------------------------

                                            Floating Rate Loan Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%             8,400,000   Century Cable Holdings LLC, Discretionary Term Loan, 10% due 12/31/2009       8,176,392
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                4,870,000   Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010                    4,981,859
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Floating Rate Loan Interests (Cost - $12,744,447) - 2.6%               13,158,251
-----------------------------------------------------------------------------------------------------------------------------------

                                            Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Government Foreign - 2.2%       3,150,000   Brazilian Government International Bond, 8.75% due 2/04/2025                  3,354,750
                                3,175,000   Brazilian Government International Bond, 8.25% due 1/20/2034                  3,222,625
                                1,925,000   Philippine Government International Bond, 8.375% due 2/15/2011                2,030,875
                                1,850,000   Turkey Government International Bond, 6.875% due 3/17/2036                    1,618,750
                                  625,000   Venezuela Government International Bond, 7.65% due 4/21/2025                    633,750
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Foreign Government Obligations (Cost - $10,750,994) - 2.2%             10,860,750
-----------------------------------------------------------------------------------------------------------------------------------

                                   Shares
                                     Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                    26,425   ABX Air, Inc. (g)                                                               178,104
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.8%               145,268   Loral Space & Communications Ltd. (g)                                         4,067,504
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%               20,899   New World Pasta Co. (g)(j)                                                      149,428
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.6%              116,910   Medis Technologies Ltd. (g)                                                   2,833,898
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                       78,039   Western Forest Products, Inc.(g)                                                121,919
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks (Cost - $7,858,770) - 1.5%                                7,350,853
-----------------------------------------------------------------------------------------------------------------------------------
                                            Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                     Face
                                   Amount   Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%            $ 5,975,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                 6,094,500
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Capital Trusts (Cost - $6,109,550) - 1.2%                               6,094,500
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                   Shares
                                     Held   Preferred Stocks                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%                 130,626   General Motors Corp. Series C, 6.25% (h)                                  $   2,611,214
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                 9,130   Loral Spacecom Corp. Series A, 12% (f)                                        1,807,740
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Stocks (Cost - $5,072,290) - 0.9%                             4,418,954
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Securities (Cost - $11,181,840) - 2.1%                       10,513,454
-----------------------------------------------------------------------------------------------------------------------------------

                                            Warrants (d)
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%               15,480   New World Pasta Co. Series A (expires 12/07/2010) (j)                            41,796
                                   17,201   New World Pasta Co. Series B (expires 12/07/2010) (j)                            32,682
                                                                                                                      -------------
                                                                                                                             74,478
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                 54,577   HealthSouth Corp. (expires 1/16/2014)                                            95,510
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Warrants (Cost - $74,478) - 0.0%                                          169,988
-----------------------------------------------------------------------------------------------------------------------------------

                               Beneficial
                                 Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                              $   474,484   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 4.85% (e)(i)           474,484
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $474,484) - 0.1%                            474,484
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $715,864,684*) - 143.0%                           714,426,090

                                            Liabilities in Excess of Other Assets - (43.0%)                            (214,768,228)
                                                                                                                      -------------
                                            Net Assets - 100.0%                                                       $ 499,657,862
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $717,979,117
                                                                   ============
      Gross unrealized appreciation                                $ 12,046,240
      Gross unrealized depreciation                                 (15,599,267)
                                                                   ------------
      Net unrealized depreciation                                  $ (3,553,027)
                                                                   ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e)   Represents the current yield as of 5/31/2006.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)   Non-income producing security.
(h)   Convertible security.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                               $474,484        $ 19,735
      --------------------------------------------------------------------------

(j) Restricted securities as to resale, representing less than 0.1% of net assets, were as follows:

      --------------------------------------------------------------------------------------------
                                                         Acquisition
      Issue                                                 Date                Cost       Value
      --------------------------------------------------------------------------------------------
      New World Pasta Co.                                 5/19/2006          $ 643,276   $ 149,428
      New World Pasta Co. Series A (expires 12/07/2010)   5/19/2006             41,796      41,796
      New World Pasta Co. Series B (expires 12/07/2010)   5/19/2006             32,682      32,682
      --------------------------------------------------------------------------------------------
      Total                                                                  $ 717,754   $ 223,906
                                                                             =====================

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(l) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(m) As a result of bankruptcy proceedings, the company did not repay the principle amount of the security upon maturity.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of May 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                   Notional        Appreciation
                                                                                                    Amount        (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp. and receive 5%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2006                                                                          $ 1,250,000       $     36,148

      Sold credit default protection on General Motors Acceptance Corp. and receive 4%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2006                                                                          $ 1,250,000              1,812

      Sold credit default protection on General Motors Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase Bank
      Expires March 2007                                                                         $ 1,250,000              3,461

      Sold credit default protection on General Motors Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                                                                         $ 1,250,000             13,041

      Sold credit default protection on General Motors Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                                          $   625,000            (21,913)

      Sold credit default protection on General Motors Corp. and receive 8%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                                          $   625,000               (449)

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2006                   (in U.S. dollars)

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                   Notional        Appreciation
                                                                                                    Amount        (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Russian Federation and receive 0.73%

      Broker, UBS Warburg
      Expires October  2010                                                                      $ 2,560,000       $      6,976

      Sold credit default protection on Federative Republic of Brazil and receive 3.44%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires October 2010                                                                       $ 1,600,000            101,023

      Sold credit default protection on Dow Jones CDX Emerging Markets Index
      Series 5 and receive 1.35%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2011                                                                          $ 6,300,000            (66,881)

      Sold credit default protection on Dow Jones CDX North American High Yield
      Index Series 6 and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                                                          $ 1,600,000             (7,003)

      Sold credit default protection on Dow Jones CDX North American High Yield
      Index Series 6 and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                                                          $ 4,725,000            (26,134)

      Sold credit default protection on Dow Jones CDX North American High Yield B
      Index Series 6 and receive 3%

      Broker, UBS Warburg
      Expires June 2011                                                                          $ 4,725,000            (20,343)
      -------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                        $     19,738
                                                                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund VI, Inc.

Date: July 21, 2006